CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net Income/(Loss)	$ 37,523	$ (105,204)	$ 13,437
Other Comprehensive Income/(Loss)
Change in fair value of financial instruments		40,536	29,766
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings		(7,035)	(31,320)
Amortization of deferred realized losses on cash flow hedges	4,017	3,524	1,575
Reclassification of unrealized losses/(gains) to earnings	116,557	65,809	(19,560)
Total Other Comprehensive Income/(Loss)	120,574	102,834	(19,539)
Comprehensive Income/(Loss)	$ 158,097	$ (2,370)	$ (6,102)